Annual Total Returns [BarChart] - First Trust Multi Cap Growth AlphaDEX Fund - First Trust Multi Cap Growth AlphaDEX Fund	Dec. 01, 2021
Bar Chart Table:
2011	(0.59%)
2012	10.52%
2013	38.40%
2014	8.29%
2015	2.10%
2016	6.83%
2017	24.68%
2018	(6.22%)
2019	27.17%
2020	34.59%